Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt, by Maturity [Abstract]
2016	$ 70,905
2017	678,647
2018	70,905
2019	300,317
2020 and thereafter	3,290,200
Total principal payments	4,410,974	$ 4,473,000
Less: Financing fees	(82,506)	(100,550)
Total debt	$ 4,328,468	$ 4,372,450